Document and Entity Information	12 Months Ended
Dec. 31, 2021
Entity Registrant Name	TOWER SEMICONDUCTOR LTD
Entity Central Index Key	0000928876
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment No.1 on Form 6-K/A amends the Registrant’s Form 6-K filed on February 28, 2022 (the “Original 6-K”), solely to amend the Registrant’s consolidated financial statements as of December 31, 2021 included as Exhibit 99.1 to the Original 6-K, to (i) amend “Note 2 Summary of Significant Accounting Policies” to add Notes 2M, 2N, 2O and 2P that were inadvertently omitted and (ii) renumber the remaining portions of Note 2. The attached Exhibit 99.1 replaces in its entirety Exhibit 99.1 as filed with the Original 6-K. No change has been made to any of the financial statements or to any numerical data included in the financial statements or the notes thereto. The consent of the Registrant’s Independent Registered Accounting Firm is also being filed herewith as Exhibit 99.3.
Document Type	6-K/A
Document Period End Date	Dec. 31, 2021
Entity Address, Address Line One	Ramat Gavriel Industrial Park
Entity Address, Address Line Two	P.O. Box 619
Entity Address, City or Town	Migdal Haemek
Entity Address, Postal Zip Code	2310502